Goodwill and Intangible Assets (Details) - Schedule of Future Estimated Amortization Expense - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Future Estimated Amortization Expense [Abstract]
Remainder of 2024	$ 13,447	$ 52,549
2025	55,444	52,549
2026	55,444	52,549
2027	55,444	52,549
2028	55,444	52,549
Thereafter	522,474	$ 365,733
Total	$ 757,697